Performance Management	Oct. 31, 2024
Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the MSCI ACWI Investable Market Index (Net). In addition, the Fund compares its performance to a blended benchmark, as an additional benchmark, consisting of a 90% weighting in the MSCI USA Index (Gross) and a 10% weighting in the MSCI ACWI ex USA Index (Net). The Net performance figures of each index reflect no deductions for fees, expenses or income taxes, except foreign withholding taxes. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Prior to December 30, 2016, the Fund was named the Old Westbury Large Cap Core Fund and operated under a different investment strategy. The performance information shown below before such date represents the Fund’s prior investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily predict future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the MSCI ACWI Investable Market Index (Net).
Performance Additional Market Index [Text]	In addition, the Fund compares its performance to a blended benchmark, as an additional benchmark, consisting of a 90% weighting in the MSCI USA Index (Gross) and a 10% weighting in the MSCI ACWI ex USA Index (Net).
Bar Chart [Heading]	Annual Total Returns (for calendar years ended December 31st)
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest return for a quarter was 23.76% (quarter ended 6/30/2020) and the lowest return for a quarter was (17.97)% (quarter ended 3/31/2020).
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	23.76%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(17.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance [Table]
Average Annual Total Returns (for the periods ended 12/31/2024)	1 Year	5 Years	10 Years
Fund Return Before Taxes	21.31%	13.10%	11.26%
Fund Return After Taxes on Distributions	18.53%	11.55%	10.00%
Fund Return After Taxes on Distributions and Sale of Shares	14.60%	10.31%	9.05%
MSCI ACWI Investable Market Index (Net) (reflects no deduction for fees, expenses or income taxes, except foreign withholding taxes)	16.37%	9.67%	9.00%
90% MSCI USA Index (Gross) & 10% MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses or income taxes, except foreign withholding taxes for the (Net) index component)	23.03%	13.51%	12.26%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended 12/31/2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or income taxes, except foreign withholding taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-

tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts. The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the MSCI ACWI Investable Market Index (Net) and the MSCI ACWI Large Cap Index (Net). The MSCI ACWI Investable Market Index (Net) serves as the Fund’s regulatorily-required broad-based securities market index and provides a broad measure of market performance. The MSCI ACWI Large Cap Index (Net) is the Fund’s additional index and is generally more representative of the Fund’s investment universe than the regulatory index. The Net performance figures of each index reflect no deductions for fees, expenses or income taxes, except foreign withholding taxes. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily predict future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the MSCI ACWI Investable Market Index (Net) and the MSCI ACWI Large Cap Index (Net).
Bar Chart [Heading]	Annual Total Returns (for calendar years ended December 31st)
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest return for a quarter was 19.01% (quarter ended 6/30/2020) and the lowest return for a quarter was (20.77)% (quarter ended 3/31/2020).
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	19.01%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(20.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the MSCI ACWI Large Cap Index (Net) to the MSCI ACWI Investable Market Index (Net).
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance [Table]
Average Annual Total Returns (for the periods ended 12/31/2024)	1 Year	5 Years	10 Years
Fund Return Before Taxes	20.87%	8.80%	8.00%
Fund Return After Taxes on Distributions	19.29%	8.06%	7.14%
Fund Return After Taxes on Distributions and Sale of Shares	13.47%	6.90%	6.31%
MSCI ACWI Investable Market Index (Net) (reflects no deduction for fees, expenses or income taxes, except foreign withholding taxes)*	16.37%	9.67%	9.00%
MSCI ACWI Large Cap Index (Net) (reflects no deduction for fees, expenses or income taxes, except foreign withholding taxes)	19.01%	10.71%	9.65%

*As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the MSCI ACWI Large Cap Index (Net) to the MSCI ACWI Investable Market Index (Net).

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended 12/31/2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or income taxes, except foreign withholding taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts. The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the MSCI ACWI Investable Market Index (Net) and the MSCI ACWI SMID Cap Index (Net). The MSCI ACWI Investable Market Index (Net) serves as the Fund’s regulatorily-required broad-based securities market index and provides a broad measure of market performance. The MSCI ACWI

SMID Cap Index (Net) is the Fund’s additional index and is generally more representative of the Fund’s investment universe than the regulatory index. The Net performance figures of each index reflect no deductions for fees, expenses or income taxes, except foreign withholding taxes. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Prior to December 30, 2016, the Fund was named the Old Westbury Small & Mid Cap Fund and operated under a different investment strategy. The performance information shown below before such date represents the Fund’s prior investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily predict future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the MSCI ACWI Investable Market Index (Net) and the MSCI ACWI SMID Cap Index (Net).
Bar Chart [Heading]	Annual Total Returns (for calendar years ended December 31st)
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest return for a quarter was 23.72% (quarter ended 6/30/2020) and the lowest return for a quarter was (24.78)% (quarter ended 3/31/2020).
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	23.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(24.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the MSCI ACWI SMID Cap Index (Net) to the MSCI ACWI Investable Market Index (Net).
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance [Table]
Average Annual Total Returns (for the periods ended 12/31/2024)	1 Year	5 Years	10 Years
Fund Return Before Taxes	7.76%	3.73%	5.58%
Fund Return After Taxes on Distributions	6.80%	2.94%	4.21%
Fund Return After Taxes on Distributions and Sale of Shares	5.29%	2.86%	4.21%
MSCI ACWI Investable Market Index (Net) (reflects no deduction for fees, expenses or income taxes, except foreign withholding taxes)*	16.37%	9.67%	9.00%
MSCI ACWI SMID Cap Index (Net) (reflects no deduction for fees, expenses or income taxes, except foreign withholding taxes)	8.68%	6.62%	7.14%

*As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the MSCI ACWI SMID Cap Index (Net) to the MSCI ACWI Investable Market Index (Net).

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended 12/31/2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or income taxes, except foreign withholding taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts. The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund had not yet commenced investment operations as of the date of the Prospectus and does not have a full calendar year of performance. Accordingly, no performance information is shown. Performance information will be available after the Fund has a full calendar year of performance.

Performance One Year or Less [Text]	The Fund had not yet commenced investment operations as of the date of the Prospectus and does not have a full calendar year of performance.
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the ICE BofA U.S. Broad Market Index and the ICE BofA 1-10 Year U.S. Corporate Index. The ICE BofA U.S. Broad Market Index serves as the Fund’s regulatorily-required broad-based securities market index and provides a broad measure of market performance. The ICE BofA 1-10 Year U.S. Corporate Index is the Fund’s additional index and is generally more representative of the Fund’s investment universe than the regulatory index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily predict future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the ICE BofA U.S. Broad Market Index and the ICE BofA 1-10 Year U.S. Corporate Index.
Bar Chart [Heading]	Annual Total Return (for calendar years ended December 31st)
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest return for a quarter was 7.31% (quarter ended 12/31/2023) and the lowest return for a quarter was (7.36)% (quarter ended 6/30/2022).
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	7.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(7.36%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Market Index Changed	As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the ICE BofA 1-10 Year U.S. Corporate Index to the ICE BofA U.S. Broad Market Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance [Table]
Average Annual Total Returns (for the periods ended 12/31/2024)	1 Year	Since Commencement of Operations (10/1/2020)
Fund Return Before Taxes	2.34%	(0.77)%
Fund Return After Taxes on Distributions	0.01%	(2.71)%
Fund Return After Taxes on Distributions and Sale of Shares	1.40%	(1.35)%
ICE BofA U.S. Broad Market Index (reflects no deduction for fees, expenses, or income and withholding taxes)*	1.47%	(1.96)%
ICE BofA 1-10 Year U.S. Corporate Index (reflects no deduction for fees, expenses, or income and withholding taxes)	4.56%	0.55%

*As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the ICE BofA 1-10 Year U.S. Corporate Index to the ICE BofA U.S. Broad Market Index.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended 12/31/2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or income and withholding taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts. The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the ICE BofA U.S. Broad Market Index and the ICE BofA 1-10 Year AAA-A US Corporate & Government Index. The ICE BofA U.S. Broad Market Index serves as the Fund’s regulatorily-required broad-based securities market index and provides a broad measure of market performance. The ICE BofA 1-10 Year AAA-A US Corporate & Government Index is the Fund’s additional index and is generally more representative of the Fund’s investment universe than the regulatory index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily predict future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the ICE BofA U.S. Broad Market Index and the ICE BofA 1-10 Year AAA-A US Corporate & Government Index.
Bar Chart [Heading]	Annual Total Returns (for calendar years ended December 31st)
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest return for a quarter was 5.02% (quarter ended 12/31/2023) and the lowest return for a quarter was (4.27)% (quarter ended 3/31/2022).
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	5.02%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(4.27%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the ICE BofA 1-10 Year AAA-A U.S. Corporate & Government Index to the ICE BofA U.S. Broad Market Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance [Table]
Average Annual Total Returns (for the periods ended 12/31/2024)	1 Year	5 Years	10 Years
Fund Return Before Taxes	1.94%	0.37%	1.12%
Fund Return After Taxes on Distributions	0.33%	(0.75)%	0.22%
Fund Return After Taxes on Distributions and Sale of Shares	1.14%	(0.14)%	0.49%
ICE BofA U.S. Broad Market Index (reflects no deduction for fees, expenses, or income and withholding taxes)*	1.47%	(0.34)%	1.37%
ICE BofA 1-10 Year AAA-A U.S. Corporate & Government Index (reflects no deduction for fees, expenses, or income and withholding taxes)	2.91%	0.72%	1.51%

*As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the ICE BofA 1-10 Year AAA-A U.S. Corporate & Government Index to the ICE BofA U.S. Broad Market Index.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended 12/31/2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or income and withholding taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts. The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced operations on February 29, 2024, and therefore does not have a calendar year of performance. Performance information will be available after the Fund has a full calendar year of performance.

Performance One Year or Less [Text]	The Fund commenced operations on February 29, 2024, and therefore does not have a calendar year of performance.
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the ICE BofA U.S. Municipal Securities Index and the ICE BofA 1-12 Year AAA-AA Municipal Securities Index. The ICE BofA U.S. Municipal Securities Index serves as the Fund’s regulatorily-required broad-based securities market index and provides a broad measure of market performance. The ICE BofA 1-12 Year AAA-AA Municipal Securities Index is the Fund’s additional index and is generally more representative of the Fund’s investment universe than the regulatory index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily predict future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the ICE BofA U.S. Municipal Securities Index and the ICE BofA 1-12 Year AAA-AA Municipal Securities Index.
Bar Chart [Heading]	Annual Total Returns (for calendar years ended December 31st)
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest return for a quarter was 5.56% (quarter ended 12/31/2023) and the lowest return for a quarter was (4.90)% (quarter ended 3/31/2022).
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	5.56%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(4.90%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the ICE BofA 1-12 Year AAA-AA Municipal Securities Index to the ICE BofA U.S. Municipal Securities Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance [Table]
Average Annual Total Returns (for the periods ended 12/31/2024)	1 Year	5 Years	10 Years
Fund Return Before Taxes	0.44%	0.45%	1.19%
Fund Return After Taxes on Distributions	0.22%	0.26%	1.06%
Fund Return After Taxes on Distributions and Sale of Shares	1.06%	0.59%	1.17%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses or income and withholding taxes)*	1.58%	1.07%	2.33%
ICE BofA 1-12 Year AAA-AA Municipal Securities Index (reflects no deduction for fees, expenses or income and withholding taxes)	0.95%	0.89%	1.59%

*As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the ICE BofA 1-12 Year AAA-AA Municipal Securities Index to the ICE BofA U.S. Municipal Securities Index.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended 12/31/2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or income and withholding taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts. The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the ICE BofA U.S. Municipal Securities Index and the ICE BofA 3-7 Year AAA-AA Municipal Securities Index. The ICE BofA U.S. Municipal Securities Index serves as the Fund’s regulatorily-required broad-based securities market index and provides a broad measure of market performance. The ICE BofA 3-7 Year AAA-AA Municipal Securities Index is the Fund’s additional index and is generally more representative of the Fund’s investment universe than the regulatory index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily predict future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the ICE BofA U.S. Municipal Securities Index and the ICE BofA 3-7 Year AAA-AA Municipal Securities Index.
Bar Chart [Heading]	Annual Total Returns (for calendar years ended December 31st)
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest return for a quarter was 5.48% (quarter ended 12/31/2023) and the lowest return for a quarter was (4.72)% (quarter ended 3/31/2022).
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	5.48%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(4.72%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the ICE BofA 3-7 Year AAA-AA Municipal Securities Index to the ICE BofA U.S. Municipal Securities Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	ctual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans orIndividual Retirement Accounts.
Performance Table Explanation after Tax Higher	The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance [Table]
Average Annual Total Returns (for the periods ended 12/31/2024)	1 Year	5 Years	Since Commencement of Operations (12/4/2018)
Fund Return Before Taxes	0.33%	0.58%	1.32%
Fund Return After Taxes on Distributions	0.05%	0.35%	1.11%
Fund Return After Taxes on Distributions and Sale of Shares	0.97%	0.68%	1.25%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or income and withholding taxes)*	1.58%	1.07%	2.31%
ICE BofA 3-7 Year AAA-AA Municipal Securities Index (reflects no deduction for fees, expenses, or income and withholding taxes)	0.96%	0.70%	1.54%

*As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the ICE BofA 3-7 Year AAA-AA Municipal Securities Index to the ICE BofA U.S. Municipal Securities Index.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended 12/31/2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or income and withholding taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or

Individual Retirement Accounts. The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the ICE BofA U.S. Municipal Securities Index and the ICE BofA 3-7 Year AAA-AA Municipal Securities Index. The ICE BofA U.S. Municipal Securities Index serves as the Fund’s regulatorily-required broad-based securities market index and provides a broad measure of market performance. The ICE BofA 3-7 Year AAA-AA Municipal Securities Index is the Fund’s additional index and is generally more representative of the Fund’s investment universe than the regulatory index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily predict future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the ICE BofA U.S. Municipal Securities Index and the ICE BofA 3-7 Year AAA-AA Municipal Securities Index.
Bar Chart [Heading]	Annual Total Returns (for calendar years ended December 31st)
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest return for a quarter was 5.53% (quarter ended 12/31/2023) and the lowest return for a quarter was (4.76)% (quarter ended 3/31/2022).
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	5.53%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(4.76%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the ICE BofA 3-7 Year AAA-AA Municipal Securities Index to the ICE BofA U.S. Municipal Securities Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance [Table]
Average Annual Total Returns (for the periods ended 12/31/2024)	1 Year	5 Years	Since Commencement of Operations (12/4/2018)
Fund Return Before Taxes	0.46%	0.56%	1.38%
Fund Return After Taxes on Distributions	0.23%	0.38%	1.21%
Fund Return After Taxes on Distributions and Sale of Shares	1.01%	0.67%	1.30%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or income and withholding taxes)*	1.58%	1.07%	2.31%
ICE BofA 3-7 Year AAA-AA Municipal Securities Index (reflects no deduction for fees, expenses, or income and withholding taxes)	0.96%	0.70%	1.54%

*As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the ICE BofA 3-7 Year AAA-AA Municipal Securities Index to the ICE BofA U.S. Municipal Securities Index.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended 12/31/2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or income and withholding taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts. The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.